Cover Page	Nov. 09, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	Consolidated Edison, Inc.
Entity Central Index Key	0001047862
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-14514
Entity Tax Identification Number	13-3965100
Entity Address, Address Line One	4 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	460-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares ($.10 par value)
Trading Symbol	ED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
CECONY
Entity Information [Line Items]
Entity Registrant Name	Consolidated Edison Company of New York, Inc.
Entity Central Index Key	0000023632
Entity Incorporation, State or Country Code	NY
Entity File Number	1-1217
Entity Tax Identification Number	13-5009340
Entity Address, Address Line One	4 Irving Place
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	460-4600